Warrant Liabilities	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Warrant liabilities
14.	Warrant liabilities

The Company has warrants classified as financial liabilities due to the presence of cashless exercise options under certain conditions, or in other cases due to a failure to meet the fixed for fixed criteria. Therefore the Company records these warrants as financial liabilities measured at fair value upon initial recognition. At each subsequent reporting date, the warrants are re-measured at fair value and the change in fair value is recognized through profit or loss. Upon warrant exercise, the fair value previously recognized in warrant liabilities is transferred from warrant liabilities to share capital.

The following table summarizes the changes in the warrant liabilities for the Company’s warrants for the years ending December 31, 2024 and December 31, 2023:

	Number of warrants	Amount
Balance, December 31, 2021	9,098,514	$31,943,365
Warrants issued	3,029,748	7,007,643
Warrants cancelled	(3,029,748)	(5,887,840)
Pre-funded warrants issued	300,000	927,463
Pre-funded warrants exercised	(300,000)	(927,463)
Revaluation of warrant liabilities	-	(32,010,637)
Foreign currency translation	-	(230,834)
Balance, December 31, 2022	9,098,514	821,697
Revaluation of warrant liabilities	-	4,522,523
Foreign currency translation	-	112,529
Balance, December 31, 2023	9,098,514	5,456,749
Warrants expired	(3,955,993)	-
Warrants issued	3,636,363	2,316,965
Revaluation of warrant liabilities	-	(4,071,434)
Foreign currency translation	-	(354,032)
Balance, December 31, 2024	8,778,884	$3,348,248

The fair value of the Company’s warrants has been determined using the Black-Scholes pricing model and the following weighted average assumptions:

	As at December 31,	Issued	As at December 31,	Issued	As at December 31,
	2024	in 2024	2023	in 2022	2022
Spot price (in CAD$)	$2.16	$1.60	$3.06	$3.78	$0.47
Risk-free interest rate	2.80%	3.25%	3.91%	1.62%	4.07%
Expected annual volatility	104%	104%	123%	145%	143%
Expected life (years)	2.62	3.00	1.00	3.50	2.01
Dividend	nil	nil	nil	nil	nil

The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2024.

Expiry date	Warrants outstanding and exercisable	Exercise price
April 9, 2025	2,112,773	CAD$	7.11
September 9, 2025	3,029,748	CAD$	6.25
August 15, 2027	3,636,363	US$	2.00
	8,778,884

The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2023:

Expiry date	Warrants outstanding and exercisable	Exercise price (CAD$)
March 16, 2024	1,872,659	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	2,112,773	7.11
September 9, 2025	3,029,748	6.25
	9,098,514